Share-Based Compensation	12 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
Share-Based Compensation
(24)	Share-based Compensation

(a)	2022 Options

On August 12, 2022, AIX granted share options (“2022 Options”) to its independent directors to purchase up to 4,000,000 ordinary shares of AIX. Pursuant to the option agreements entered into between AIX and the option grantees, the options vest over a four-year service period starting from the date of grant, with 30% (“Option D1”), 30% (“Option D2”), 20% (“Option D3”) and the remaining 20% (“Option D4”) of the options being vested on August 31 of each of the years starting from 2023 to 2026, respectively, subject to the continuous service of the option grantees. The 2022 Options expire no later than August 1, 2032, subject to earlier termination upon an optionee’s cessation of service. The 2022 Options had an exercise price of US$0.2305 (RMB1.68) and an intrinsic value of US$0.0020 (RMB0.01) per ordinary share on the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the year ended June 30, 2024, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Addition due to acquisition of AIX	4,000,000	0.2305	4.69	—
Outstanding as of June 30, 2024	4,000,000	0.2305	4.69	—

For the year ended June 30 2024, share-based compensation expenses of RMB 1,103 were recognized in connection with the 2022 Options, respectively. No actual forfeitures occurred for the independent directors for the year ended June 30, 2024.

As of June 30, 2024, unrecognized share-based compensation expense related to unvested share options granted to the independent directors totaled US$225 (RMB1,635), which is expected to be recognized over a weighted-average period of 2.1 years. The aggregate intrinsic value of the share options as of June 30, 2024 was US$0.

(b)	Restricted Share Units (“RSUs”)

In August of 2023, AIX granted 536,990 RSUs at par value to one of its executive officers. Pursuant to the option agreement entered into between AIX and the RSUs grantee, the RSUs vest over a five-year service period starting from the date of grant, with 100,000 RSUs, 100,000 RSUs, 136,990 RSUs, 100,000 RSUs and the remaining 100,000 RSUs being vested on June 30 of each of the years starting from 2024 to 2028, respectively, subject to the continuous service of the RSU grantee. The Group recorded the share-based compensation of RMB2,600 based on the market price of ADS at US$6.35 on the respective grant date in general and administrative expenses in the consolidated statements of operations and comprehensive loss for the 6 months period ended June 30, 2024.

A summary of the activity of the service-based RSUs for the year ended June 30, 2024 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value US$

Unvested as of June 30, 2023	—	—
Granted	—	—
Addition due to acquisition of AIX	536,990	3,410
vested	—	—
Forfeited	—	—
Unvested as of June 30, 2024	536,990	3,410

The Group recorded share-based compensation expense of RMB2,600 in connection with the RSUs for the year ended June 30, 2024. As of June 30, 2024, unrecognized share-based compensation expense related to unvested RSUs granted to the executive officer totaled US$2,775 (RMB20,166), which is expected to be recognized over a weighted-average period of 4.0 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the RSUs that are vested at that date.

(c)	2023 Million Dollar Round Table Options (“2023 MDRT Options”)

On February 6, 2023, AIX granted share options (“2023 MDRT Options “) to its independent high-performing agents to purchase up to 13,680,000 ordinary shares of AIX. Pursuant to the option agreements entered into between AIX and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2024 to 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2023 MDRT Options expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2023 MDRT Options had an exercise price of US$0.0500 (RMB0.36) and an intrinsic value of US$0.3125 (RMB2.27) per ordinary share on the date of grant.

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	—	—	—	—
Addition due to acquisition of AIX	11,300,000	0.0500	3.59	3,192
Exercised	-	—	—	—
Forfeited	(1,861,820)	—	—	—
Outstanding as of June 30, 2024	9,438,180	0.0500	3.09	467

For the year ended June 30, 2024, share-based compensation expense of RMB2,734 was recognized in connection with the 2023 MDRT Options. As of June 30, 2024, unrecognized share-based compensation expense related to unvested 2023 MDRT Options totaled RMB3,467, which is expected to be recognized over a weighted-average period of 0.75 years on a straight-line basis. The Group estimates that approximately 31% of the independent high-performing agents will not probably meet the vesting conditions for the year ended June 30, 2024.

(d)	2024 Share Options (“2024 Options”)

On February 20, 2024, the Company granted share options (“2024 Options”), to certain directors, executive officers, employees and top agents of the Group to purchase up to 9,017,413 ordinary shares of the Company as a supplement of salary and benefit packages. Pursuant to the share incentive program entered into between the Company and the option grantees, the options vest over a one-year service period starting from March 31, 2025, subject to the achievement of certain key performance indicators by the option grantees and their continuous service with the Group. The 2024 Options expire no later than March 31, 2028, subject to earlier termination upon an optionee’s cessation of service or achievement of the performance conditions. The 2024 Options had an exercise price of US$0.0007 (RMB0.0048) and an intrinsic value of US$4.5193 (RMB32.8429) per ordinary share on the date of grant. The fair value of the 2024 Options was determined by using the binomial option pricing model.

The Group used the binomial option pricing model in determining the fair value of the options granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumptions used in determining the fair value of the 2024 Options on the grant date were as follows:

Assumptions	February 20, 2024
Expected dividend yield (Note i)		0.00%
Risk-free interest rates (Note ii)		4.31%
Expected volatility (Note iii)		70.10%
Expected life in years (Note iv)		4.11
Exercise multiple (Note v)		1
Fair value of options on grant date	US$	4.52

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the 2024 Options.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	9,017,413	0.0007	4.11	40.753
Addition due to acquisition of AIX	—	—	—	—
Exercised	-	—	—	—
Forfeited	(7,537,960)	—	—	—
Outstanding as of June 30, 2024	1,479,453	0.0007	3.75	1,962

For the year ended June 30, 2024, share-based compensation expense of RMB15,606 was recognized in connection with the 2024 Options. As of June 30, 2024, unrecognized share-based compensation expense related to unvested 2024 Options totaled USD4,523, which is expected to be recognized over a weighted-average period of 0.75 years on a straight-line basis. The Group estimates that approximately 84% of the employees of the Group and top agents will not probably meet the performance target for the year ended June 30, 2024.

(e)	2024 AIX Share Option 1 (“2024 AIX Option 1”)

On April 16, 2024, AIX granted share options (“2024 AIX Option 1”) to certain MDRT agents to purchase up to 18,088,000 ordinary shares of AIX. Pursuant to the option agreements entered into between AIX and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2024 AIX Option 1 expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2024 AIX Option 1 has an exercise price of US$0.1181 (RMB0.8582) and an intrinsic value of US$0.05 (RMB0.37) per ordinary share on the date of grant.

Assumptions	April 16, 2024
Expected dividend yield (Note i)	3.22%
Risk-free interest rates (Note ii)	4.81%
Expected volatility (Note iii)	59.78%
Expected life in years (Note iv)	3.29
Exercise multiple (Note v)	1
Fair value of options on grant date	US$0.0834~US$0.0839

(i)	Expected dividend yield:

The expected dividend yield was estimated by AIX based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of AIX as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the 2024 AIX Option 1.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	18,088,000	0.1181	3.29	921
Addition due to acquisition of AIX	—	—	—	—
Exercised	—	—	—	—
Forfeited	5,607,280	—	—	—
Outstanding as of June 30, 2024	12,480,720	0.1181	3.09	—

(f)	2024 AIX Share Option 2 (“2024 AIX Option 2”)

On April 16, 2024, AIX granted share options (“2024 AIX Option 2”) to certain newly recruited agents to purchase up to 800,000 ordinary shares of AIX. Pursuant to the option agreements entered into between AIX and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2024 AIX Option 2 expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2024 AIX Option 2 has an exercise price of US$0.05 (RMB0.3634) and an intrinsic value of US$0.12 (RMB0.86) per ordinary share on the date of grant.

Assumptions	April 16, 2024
Expected dividend yield (Note i)	3.22%
Risk-free interest rates (Note ii)	4.81%
Expected volatility (Note iii)	59.78%
Expected life in years (Note iv)	3.29
Exercise multiple (Note v)	1
Fair value of options on grant date	US$0.1182~US$0.1204

(i)	Expected dividend yield:

The expected dividend yield was estimated by AIX based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of AIX as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the 2024 AIX Option 2.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	800,000	0.05	3.29	95
Addition due to acquisition of AIX	—	—	—	—
Exercised	—	—	—	—
Forfeited	320,000	—	—	—
Outstanding as of June 30, 2024	480,000	0.05	3.09	24

(g)	2024 AIX Share Option 3 (“2024 AIX Option 3”)

On June 25, 2024, AIX granted share options (“2024 AIX Option 3”) to certain sales team leaders to purchase up to 4,930,000 ordinary shares of AIX. Pursuant to the option agreements entered into between AIX and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2024 AIX Option 3 expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2024 AIX Option 3 has an exercise price of US$0.05 (RMB0.3634) and an intrinsic value of US$0.07 (RMB0.48) per ordinary share on the date of grant.

Assumptions	June 25, 2024
Expected dividend yield (Note i)	3.22%
Risk-free interest rates (Note ii)	4.44%
Expected volatility (Note iii)	60.61%
Expected life in years (Note iv)	3.1
Exercise multiple (Note v)	1
Fair value of options on grant date	US$0.0711~US$0.0719

(i)	Expected dividend yield:

The expected dividend yield was estimated by AIX based on its historical dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of AIX as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the 2024 AIX Option 3.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	4,930,000	0.05	3.10	323
Addition due to acquisition of AIX	—	—	—	—
Exercised	—	—	—	—
Forfeited	1,972,000	—	—	—
Outstanding as of June 30, 2024	2,958,000	0.05	3.09	146